UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2015

Date of reporting period:  August 31, 2015

Item 1. Schedule of Investments.

Convergence Core Plus Fund
Schedule of Investments
August 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS* - 125.62%
Accommodation - 1.26%
Marriott International, Inc. - Class A	24,541	$1,734,067
Penn National Gaming, Inc. (a)	32,569	591,453
Pinnacle Entertaintment, Inc. (a)	16,120	608,852
		2,934,372
Administrative and Support Services - 2.96%
Moody's Corp.	30,644	3,135,188
Paychex, Inc.	66,492	2,969,533
Robert Half International, Inc.	15,047	767,848
		6,872,569
Air Transportation - 3.76%
Delta Air Lines, Inc.	46,763	2,047,284
JetBlue Airways Corp. (a)	103,440	2,308,781
Southwest Airlines Co.	60,978	2,237,893
United Continental Holdings, Inc. (a)	37,659	2,145,433
		8,739,391
Apparel Manufacturing - 0.68%
PVH Corp.	13,224	1,573,392

Beverage and Tobacco Product Manufacturing - 1.27%
PepsiCo, Inc.	15,792	1,467,551
Philip Morris International, Inc.	18,668	1,489,706
		2,957,257
Broadcasting (except Internet) - 4.21%
Comcast Corp. - Class A	109,535	6,170,106
Comcast Corp. - Special Class A	35,990	2,060,067
Discovery Communications, Inc. - Class A (a)	31,968	850,349
Viacom, Inc.	16,088	696,450
		9,776,972
Chemical Manufacturing - 11.47%
Celanese Corp. - Class A	18,134	1,099,646
Celgene Corp. (a)	47,961	5,663,235
Chemours Co.	130,290	1,259,904
Chemtura Corp. (a)	46,384	1,261,645
Coty, Inc. - Class A	83,793	2,539,766
Gilead Sciences, Inc.	62,617	6,579,168
Halozyme Therapeutics, Inc. (a)	36,840	643,226
Johnson & Johnson	48,870	4,592,803
Lannett Company, Inc. (a)	13,149	630,495
LyondellBasell Industries NV (b)	14,758	1,260,038
Medivation, Inc. (a)	5,818	512,333
United Therapeutics Corp. (a)	4,200	632,604
		26,674,863
Clothing and Clothing Accessories Stores - 0.92%
Express, Inc. (a)	105,018	2,142,367

Computer and Electronic Product Manufacturing - 10.83%
Ambarella, Inc. (a)(b)	17,275	1,652,008
Apple, Inc.	69,547	7,842,119
Cirrus Logic, Inc. (a)	58,367	1,760,349
Cisco Systems, Inc.	178,920	4,630,450
Hologic, Inc. (a)	56,430	2,190,048
Intel Corp.	83,328	2,378,181
Jabil Circuit, Inc.	57,681	1,116,127
NVIDIA Corp.	38,975	876,158
Sanmina Corp. (a)	42,557	818,797
Skyworks Solutions, Inc.	7,188	627,872
Texas Instruments, Inc.	26,829	1,283,499
		25,175,608
Construction of Buildings - 0.24%
DR Horton, Inc.	18,055	548,330

Credit Intermediation and Related Activities - 9.51%
Bank of America Corp.	268,964	4,394,872
Capital One Financial Corp.	67,195	5,224,411
Citigroup, Inc.	84,718	4,530,719
Huntington Bancshares, Inc.	66,321	723,562
JPMorgan Chase & Co.	59,292	3,800,617
Webster Financial Corp.	15,676	554,617
Wells Fargo & Co.	13,201	704,009
Western Union Co.	87,122	1,606,530
Wintrust Financial Corp.	10,958	558,858
		22,098,195
Data Processing, Hosting and Related Services - 1.27%
Citrix Systems, Inc. (a)	29,570	2,014,013
DST Systems, Inc.	9,048	926,696
		2,940,709
Electronics and Appliance Stores - 1.60%
GameStop Corp.	44,859	1,905,610
Ingram Micro, Inc. - Class A	66,831	1,808,447
		3,714,057
Fabricated Metal Product Manufacturing - 0.35%
Builders FirstSource, Inc. (a)	54,460	806,553

Food and Beverage Stores - 0.80%
Kroger Co.	53,828	1,857,066

Food Manufacturing - 4.91%
Archer-Daniels-Midland Co.	64,763	2,913,687
Dean Foods Co.	171,417	2,821,524
Flowers Foods, Inc.	48,246	1,119,790
Pilgrim's Pride Corp.	138,460	2,904,199
Sanderson Farms, Inc.	23,962	1,654,336
		11,413,536

Food Services and Drinking Places - 1.44%
Bloomin' Brands, Inc.	29,920	619,344
Cracker Barrel Old Country Store, Inc.	5,603	807,841
Darden Restaurants, Inc.	9,658	656,841
Domino's Pizza, Inc.	7,453	789,570
Sonic Corp.	17,582	474,714
		3,348,310
Furniture and Related Product Manufacturing - 0.21%
Herman Miller, Inc.	17,798	482,504

Gasoline Stations - 0.91%
Delek US Holdings, Inc.	69,067	2,124,501

General Merchandise Stores - 1.22%
Target Corp.	12,816	995,931
Tractor Supply Co.	21,463	1,831,009
		2,826,940
Health and Personal Care Stores - 2.03%
CVS Health Corp.	23,283	2,384,179
Express Scripts Holdings Co. (a)	27,922	2,334,279
		4,718,458
Insurance Carriers and Related Activities - 9.34%
Aetna, Inc.	18,412	2,108,542
Assured Guaranty Ltd. (b)	59,190	1,495,139
Centene Corp. (a)	30,802	1,901,099
CNO Financial Group, Inc.	84,734	1,515,891
First American Financial Corp.	40,158	1,560,540
Health Net, Inc. (a)	17,509	1,121,627
Lincoln National Corp.	29,640	1,505,416
Molina Healthcare, Inc. (a)	28,205	2,103,811
Progressive Corp.	55,410	1,660,084
Prudential Financial, Inc.	20,110	1,622,877
UnitedHealth Group, Inc.	18,274	2,114,302
Voya Financial, Inc.	69,865	3,009,783
		21,719,111
Machinery Manufacturing - 3.67%
Brunswick Corp.	13,420	667,108
General Electric Co.	317,104	7,870,521
		8,537,629
Management of Companies and Enterprises - 0.78%
AES Corp.	151,168	1,814,016

Merchant Wholesalers, Durable Goods - 1.88%
HD Supply Holdings, Inc. (a)	24,810	818,730
LKQ Corp. (a)	31,801	953,712
VWR Corp. (a)	31,513	827,216
Xerox Corp.	174,645	1,776,140
		4,375,798
Merchant Wholesalers, Nondurable Goods - 1.85%
AmerisourceBergen Corp.	23,060	2,306,922
Cardinal Health, Inc.	24,310	1,999,984
		4,306,906

Miscellaneous Manufacturing - 1.65%
Estee Lauder Companies, Inc.	31,590	2,519,934
Hasbro, Inc.	17,845	1,331,059
		3,850,993
Motor Vehicle and Parts Dealers - 0.86%
Lithia Motors, Inc. - Class A	18,850	2,009,410

Nonstore Retailers - 2.16%
Amazon.com, Inc. (a)	3,760	1,928,466
eBay, Inc. (a)	113,761	3,084,061
		5,012,527
Oil and Gas Extraction - 1.03%
Phillips 66	30,334	2,398,510

Other Information Services - 1.97%
Google, Inc. - Class A (a)	7,057	4,571,666

Paper Manufacturing - 1.63%
Domtar Corp.	32,367	1,301,477
International Paper Co.	27,914	1,204,210
Sealed Air Corp.	25,135	1,293,196
		3,798,883
Performing Arts, Spectator Sports, and Related Industries - 0.25%
Boyd Gaming Corp. (a)	36,621	589,598

Petroleum and Coal Products Manufacturing - 6.54%
HollyFrontier Corp.	48,829	2,288,127
Marathon Petroleum Corp.	49,055	2,320,792
Owens Corning	21,991	973,981
PBF Energy, Inc. - Class A	74,537	2,230,147
Tesoro Corp.	25,666	2,361,529
Valero Energy Corp.	45,543	2,702,521
Western Refining, Inc.	53,887	2,318,219
		15,195,316
Pipeline Transportation - 0.58%
WGL Holdings, Inc.	24,970	1,353,374

Plastics and Rubber Products Manufacturing - 1.05%
Goodyear Tire & Rubber Co.	82,368	2,452,095

Printing and Related Support Activities - 0.53%
Avery Dennison Corp.	21,223	1,232,632

Professional, Scientific, and Technical Service - 0.55%
Convergys Corp.	57,005	1,288,313

Professional, Scientific, and Technical Services - 10.66%
Accenture PLC (b)	29,223	2,754,853
Allscripts Healthcare Solutions, Inc. (a)	73,664	1,014,353
Amgen, Inc.	37,846	5,744,266
Biogen, Inc. (a)	11,858	3,525,383
CEB, Inc.	9,386	672,225
Computer Sciences Corp.	15,881	984,463
FTI Consulting, Inc. (a)	21,438	854,519
International Business Machines Corp.	43,669	6,458,209
LPL Financial Holdings, Inc.	24,420	982,172
VMware, Inc. (a)	22,480	1,779,292
		24,769,735
Publishing Industries (except Internet) - 0.91%
Aspen Technology, Inc. (a)	31,913	1,208,545
John Wiley & Sons, Inc.	17,480	901,269
		2,109,814
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.42%
Janus Capital Group, Inc.	55,160	820,781
King Digital Entertainment PLC (b)	92,580	1,234,091
Legg Mason, Inc.	28,050	1,243,457
		3,298,329
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 1.69%
Dick's Sporting Goods, Inc.	38,490	1,929,504
Michaels Companies, Inc. (a)	76,090	1,994,319
		3,923,823
Support Activities for Mining - 0.57%
Noble Corp. PLC (b)	101,518	1,321,764

Telecommunications - 2.25%
NeuStar, Inc. - Class A (a)	34,282	958,182
Telephone & Data Systems, Inc.	75,400	2,144,376
T-Mobile US, Inc. (a)	53,773	2,129,949
		5,232,507
Textile Product Mills - 0.72%
Interface, Inc.	28,200	683,568
Mohawk Industries, Inc. (a)	5,063	997,259
		1,680,827
Transportation Equipment Manufacturing - 5.52%
Allison Transmission Holdings, Inc.	28,110	803,946
Boeing Co.	38,560	5,039,021
General Dynamics Corp.	25,007	3,551,744
Lear Corp.	18,072	1,857,621
Spirit AeroSystems Holdings, Inc. - Class A (a)	16,160	825,938
Wabtec Corp.	7,750	742,140
		12,820,410
Utilities - 2.66%
CenterPoint Energy, Inc.	70,760	1,317,551
Exelon Corp.	44,046	1,354,855
NiSource, Inc.	81,660	1,371,072
NRG Energy, Inc.	73,463	1,463,383
UGI Corp.	19,756	673,284
		6,180,145

Wholesale Electronic Markets and Agents and Brokers - 0.54%
Tech Data Corp. (a)	19,139	1,248,628

Wood Product Manufacturing - 0.51%
Masco Corp.	44,760	1,174,055
TOTAL COMMON STOCKS (Cost $281,887,659)		291,992,764

REAL ESTATE INVESTMENT TRUSTS* - 5.21%
Corrections Corp. of America	42,341	1,243,979
DiamondRock Hospitality Co.	109,890	1,292,306
DuPont Fabros Technology, Inc.	49,445	1,321,665
FelCor Lodging Trust, Inc.	112,160	905,131
Host Hotels & Resorts, Inc.	66,858	1,185,392
Lexington Realty Trust	92,025	742,642
Regency Centers Corp.	24,643	1,461,576
Sovran Self Storage, Inc.	15,260	1,369,280
Tanger Factory Outlet Centers, Inc.	43,310	1,370,328
UDR, Inc.	37,742	1,219,067
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,917,185)		12,111,366

SHORT-TERM INVESTMENTS - 0.15%
AIM STIT-STIC Prime Portfolio, 0.070% (c)	360,937	360,937
TOTAL SHORT-TERM INVESTMENTS (Cost $360,937)		360,937

Total Investments (Cost $295,165,781) - 130.98%		304,465,067
Liabilities in Excess of Other Assets - (30.98)%		(72,019,245)
TOTAL NET ASSETS - 100.00%		$232,445,822

Percentages are stated as a percent of net assets.

*	All or a portion of these securities, totaling $298,637,408, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown below represents the rate at August 31, 2015.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamoloze Vennootschap is the Dutch term for a public limited liability company.
PLC	Public Limited Company.

Convergence Core Plus Fund
Schedule of Securities Sold Short
August 31, 2015 (Unaudited)

	Shares	Value
3D Systems Corp.	55,190	$757,759
ACADIA Pharmaceuticals, Inc.	20,840	763,369
Acxiom Corp.	16,900	354,224
Agios Pharmaceuticals, Inc.	7,750	669,600
Air Lease Corp.	14,970	481,585
Albemarle Corp.	7,270	328,677
Alexion Pharmaceuticals, Inc.	4,702	809,636
Allegheny Technologies, Inc.	17,750	342,753
Ally Financial, Inc.	33,140	724,440
Arthur J. Gallagher & Co.	19,538	854,202
Astoria Finanacial Corp.	15,360	248,371
athenahealth, Inc.	2,060	273,918
B/E Aerospace, Inc.	9,680	471,900
BankUnited, Inc.	13,788	491,404
Becton Dickinson and Co.	7,549	1,064,559
Best Buy Co., Inc.	13,620	500,399
BGC Partners, Inc.	42,554	373,199
Big Lots, Inc.	10,080	483,739
Bio-Techne Corp.	2,083	196,802
BorgWarner, Inc.	8,290	361,776
Brookdale Senior Living, Inc.	12,810	351,250
Cabela's, Inc.	10,655	479,155
Capitol Federal Financial, Inc.	20,420	246,061
Charles Schwab Corp.	22,470	682,639
Cimpress NV (a)	7,040	492,659
Clovis Oncology, Inc.	7,910	615,873
CONSOL Energy, Inc.	43,680	665,246
Constellation Brands, Inc.	5,140	657,920
Cornerstone OnDemand, Inc.	11,753	420,052
Covanta Holding Corp.	29,440	582,912
Cree, Inc.	8,036	218,740
Cypress Semiconductor Corp.	22,820	228,200
DeVry Education Group, Inc.	13,040	341,126
Diamondback Energy, Inc.	9,000	614,610
Dynegy, Inc.	18,700	481,525
Exact Sciences Corp.	20,660	456,793
Fifth Third Bancorp	25,038	498,757
FireEye, Inc.	27,515	1,039,516
Freeport-McMoRan, Inc.	32,730	348,247
Gannett Co, Inc.	50,480	661,793
Garmin Ltd. (a)	17,740	667,202
Generac Holdings, Inc.	15,780	487,918
Genesee & Wyoming, Inc.	5,733	392,023
Genworth Financial, Inc.	183,240	949,183
Golar LNG Ltd. (a)	15,273	594,730
Greatbatch, Inc.	5,200	295,464
Guess? Inc.	22,990	508,309

Gulfport Energy Corp.	17,940	642,790
HeartWare International, Inc.	3,251	278,286
HubSpot, Inc.	7,320	346,163
Huron Consulting Group, Inc.	8,470	613,144
Incyte Corp.	4,378	508,680
Isis Pharmaceuticals, Inc.	10,732	538,532
J.M. Smucker Co.	4,510	530,917
Joy Global, Inc.	17,668	427,919
Juno Therapeutics, Inc.	20,810	755,611
KapStone Paper and Packaging Corp.	14,870	324,017
Kate Spade & Co.	33,720	639,332
Keurig Green Mountain, Inc.	10,760	609,016
Kindred Healthcare, Inc.	14,369	288,530
Kite Realty Group Trust	21,335	501,586
KLX, Inc.	11,730	458,643
Knowles Corp.	45,434	739,666
Las Vegas Sands Corp.	6,720	310,666
LendingClub Corp.	81,307	1,020,403
Liberty Broadband Corp. - Class A	1,281	68,572
Lions Gate Entertainment Corp. (a)	13,793	506,066
M&T Bank Corp.	9,142	1,080,949
Macquarie Infrastructure Corp.	3,172	249,700
Matador Resources Co.	19,567	448,280
Mattress Firm Holding Corp.	8,314	499,588
Media General, Inc.	49,180	577,865
Medtronic PLC (a)	14,815	1,070,976
Men's Wearhouse, Inc.	9,712	548,242
MGM Resorts International	17,440	356,299
Micron Technology, Inc.	53,974	885,713
Nektar Therapeutics	29,835	329,677
Netflix, Inc.	3,878	446,086
NetSuite, Inc.	8,574	761,799
Neurocrine Biosciences, Inc.	17,760	823,708
New Relic, Inc.	8,996	292,910
News Corp.	43,760	596,449
Nimble Storage, Inc.	31,612	842,776
NOW, Inc.	27,954	476,895
Nu Skin Enterprises, Inc.	27,724	1,266,433
Ophthotech Corp.	7,180	316,135
Orbital ATK, Inc.	7,240	548,140
Pacira Pharmaceuticals, Inc.	6,890	396,520
Parkway Properties, Inc.	30,689	486,114
Parsley Energy, Inc.	39,820	684,905
Pattern Energy Group, Inc.	26,660	604,382
Pentair PLC (a)	8,680	479,917
Platform Specialty Products Corp.	20,210	386,819
PTC Therapeutics, Inc.	3,324	126,944
Puma Biotechnology, Inc.	6,679	613,934
QUALCOMM, Inc.	12,640	715,171
Rayonier, Inc.	46,360	1,066,280
Retail Opportunity Investments, Corp.	28,038	446,645
Reynolds American, Inc.	7,590	635,663
Rice Energy, Inc.	40,823	794,007
RSP Permian, Inc.	27,562	659,834

Santander Consumer USA Holdings, Inc.	32,090	720,741
Signet Jewelers Ltd. (a)	3,510	484,380
SLM Corp.	85,140	721,988
SolarCity Corp.	9,392	453,446
Solera Holdings, Inc.	14,520	699,428
Sotheby's	9,950	350,340
Southern Copper Corp.	13,210	352,179
Splunk, Inc.	7,935	491,732
Springleaf Holdings, Inc.	7,971	356,782
Sprint Corp.	323,370	1,636,251
Sprouts Farmers Market, Inc.	78,040	1,589,675
SPX Corp.	8,130	477,475
St. Joe Co.	35,420	618,079
Stratasys Ltd. (a)	25,260	774,472
SunEdison, Inc.	15,916	165,526
SunPower Corp.	6,800	164,968
Tahoe Resources, Inc. (a)	49,560	414,817
Take-Two Interactive Software, Inc.	14,580	424,715
TerraForm Power, Inc.	28,514	641,566
Tesla Motors, Inc.	1,962	488,656
Texas Capital Bancshares, Inc.	6,615	356,284
TFS Financial Corp.	47,086	808,467
Third Point Reinsurance Ltd. (a)	38,760	542,252
Timken Co.	15,210	482,918
TreeHouse Foods, Inc.	6,720	533,366
Trinity Industries, Inc.	18,570	501,204
Twitter, Inc.	20,424	567,583
United Bankshares, Inc.	11,960	447,543
WEC Energy Group, Inc.	12,359	588,906
Wynn Resorts Ltd.	4,560	342,228
XPO Logistics, Inc.	13,530	474,903
Yahoo!, Inc.	32,537	1,048,993
Zebra Technologies Corp.	8,918	739,124
Zendesk, Inc.	16,820	347,837
Zimmer Biomet Holdings, Inc.	9,790	1,013,852
Total Securities Sold Short (Proceeds $82,223,706)		$75,977,185

(a)	Foreign issued security.

Convergence Opportunities Fund
Schedule of Investments
August 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS* - 122.23%
Accommodation - 1.26%
Isle of Capri Casinos, Inc. (a)	54,754	$1,010,759

Administrative and Support Services - 1.04%
ManTech International Corp.	22,091	605,072
TrueBlue, Inc. (a)	9,586	230,064
		835,136
Air Transportation - 1.55%
Atlas Air Worldwide Holdings, Inc. (a)	13,360	551,902
SkyWest, Inc.	43,691	694,687
		1,246,589
Ambulatory Health Care Services - 2.76%
Amedisys, Inc. (a)	22,721	877,939
Array BioPharma, Inc. (a)	149,335	881,077
LHC Group, Inc. (a)	10,549	456,772
		2,215,788
Chemical Manufacturing - 12.29%
AMAG Pharmaceuticals, Inc. (a)	14,178	886,692
Chemours Co.	81,580	788,879
Chemtura Corp. (a)	26,446	719,331
Coty, Inc. - Class A	11,265	341,442
Eagle Pharmaceuticals, Inc. (a)	9,375	736,406
Emergent BioSolutions, Inc. (a)	31,109	1,035,619
Green Plains, Inc.	23,189	492,998
Halozyme Therapeutics, Inc. (a)	30,715	536,284
Lannett Company, Inc. (a)	14,765	707,982
MiMedx Group, Inc. (a)	76,430	742,135
PDL BioPharma, Inc.	164,525	929,566
Sucampo Pharmaceuticals, Inc. - Class A (a)	48,042	1,290,407
Trinseo SA (a)(b)	22,630	659,438
		9,867,179
Clothing and Clothing Accessories Stores - 2.16%
Burlington Stores, Inc. (a)	14,005	743,525
Express, Inc. (a)	48,415	987,666
		1,731,191

Computer and Electronic Product Manufacturing - 10.02%
Advanced Energy Industries, Inc. (a)	26,275	637,694
Ambarella, Inc. (a)(b)	9,741	931,532
Cirrus Logic, Inc. (a)	37,539	1,132,176
Cubic Corp.	16,757	705,805
Cyberonics, Inc. (a)	16,491	1,077,522
Jabil Circuit, Inc.	58,175	1,125,686
Materion Corp.	9,495	293,965
MKS Instruments, Inc.	11,967	403,288
Polycom, Inc. (a)	66,058	710,784
Sanmina Corp. (a)	28,133	541,279
Vishay Intertechnology, Inc.	48,956	483,685
		8,043,416
Construction of Buildings - 1.00%
MDC Holdings, Inc.	28,281	805,726

Credit Intermediation and Related Activities - 10.73%
Central Pacific Financial Corp.	48,676	1,009,540
CIT Group, Inc.	20,206	877,749
FirstMerit Corp.	74,707	1,341,737
Flagstar Bancorp, Inc. (a)	19,675	399,993
Heartland Financial USA, Inc.	7,949	289,105
International Bancshares Corp.	42,620	1,093,203
National Penn Bancshares, Inc.	28,846	346,585
PrivateBancorp, Inc.	13,186	499,090
SVB Financial Group (a)	1,713	214,262
United Community Banks, Inc.	68,503	1,340,604
Webster Financial Corp.	33,939	1,200,762
		8,612,630
Data Processing, Hosting and Related Services - 1.54%
DST Systems Inc.	12,056	1,234,776

Electrical Equipment, Appliance, and Component Manufacturing - 3.79%
Babcock & Wilcox Enterprises, Inc. (a)	37,325	688,646
Helen of Troy Ltd. (a)(b)	12,585	1,071,487
iRobot Corp. (a)	24,756	725,351
TASER International, Inc. (a)	23,701	554,603
		3,040,087
Electronics and Appliance Stores - 3.39%
Aaron's, Inc.	23,841	897,614
Ingram Micro, Inc. - Class A	44,945	1,216,212
REX American Resources Corp. (a)	11,543	618,936
		2,732,762
Food and Beverage Stores - 1.27%
Ingles Markets, Inc.	15,125	751,712
United Natural Foods, Inc. (a)	5,553	267,377
		1,019,089
Food Manufacturing - 2.51%
Dean Foods Co.	59,010	971,305
Sanderson Farms, Inc.	15,101	1,042,573
		2,013,878

Food Services and Drinking Places - 2.41%
Cracker Barrel Old Country Store, Inc.	6,813	982,298
Denny's Corp. (a)	84,612	950,193
		1,932,491
Furniture and Related Product Manufacturing - 0.91%
Herman Miller, Inc.	27,109	734,925

Gasoline Stations - 0.51%
Delek US Holdings, Inc.	13,308	409,354

General Merchandise Stores - 1.21%
Big Lots, Inc.	20,222	970,454

Health and Personal Care Stores - 1.18%
PharMerica Corp. (a)	28,990	948,553

Insurance Carriers and Related Activities - 8.62%
Assured Guaranty Ltd. (b)	25,495	644,004
First American Financial Corp.	13,409	521,074
FNFV Group (a)	46,004	665,678
Health Net, Inc. (a)	8,445	540,987
Heritage Insurance Holdings, Inc. (a)	27,410	481,594
Maiden Holdings Ltd. (b)	49,786	713,433
Molina Healthcare, Inc. (a)	14,350	1,070,367
Stewart Information Services Corp.	5,263	203,889
Triple-S Management Corp. (a)(b)	45,281	952,712
WellCare Health Plans, Inc. (a)	12,397	1,124,035
		6,917,773
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.91%
RPX Corp. (a)	52,903	728,474

Machinery Manufacturing - 0.35%
Hyster-Yale Materials Handling, Inc. - Class A	4,636	281,683

Management of Companies and Enterprises - 1.68%
Berkshire Hills Bancorp, Inc.	23,667	662,203
Cardinal Financial Corp.	30,614	682,998
		1,345,201
Merchant Wholesalers, Durable Goods - 3.67%
American Axle & Manufacturing Holdings, Inc. (a)	24,006	484,921
Continental Buildings Products, Inc. (a)	38,732	774,253
Reliance Steel & Aluminum Co.	2,490	144,719
Schnitzer Steel Industries, Inc.	27,917	483,243
VWR Corp. (a)	40,331	1,058,689
		2,945,825
Merchant Wholesalers, Nondurable Goods - 0.78%
Phibro Animal Health Corp.	17,644	622,833

Miscellaneous Manufacturing - 0.96%
ACCO Brands Corp. (a)	57,004	433,231
Nautilus, Inc. (a)	21,922	334,968
		768,199

Motion Picture and Sound Recording Industries - 0.66%
World Wrestling Entertainment, Inc.	26,398	529,544

Motor Vehicle and Parts Dealers - 1.30%
Lithia Motors, Inc. - Class A	7,825	834,145
Penske Automotive Group, Inc.	4,144	209,686
		1,043,831
Nonstore Retailers - 0.90%
Insight Enterprises, Inc. (a)	10,381	262,743
World Fuel Services Corp.	11,975	462,834
		725,577
Paper Manufacturing - 1.38%
Domtar Corp.	27,544	1,107,544

Performing Arts, Spectator Sports, and Related Industries - 1.22%
Boyd Gaming Corp. (a)	60,802	978,912

Petroleum and Coal Products Manufacturing - 1.64%
Alon USA Energy, Inc.	24,374	451,894
PBF Energy, Inc. - Class A	13,661	408,737
Western Refining, Inc.	10,599	455,969
		1,316,600
Pipeline Transportation - 1.07%
WGL Holdings, Inc.	15,894	861,454

Plastics and Rubber Products Manufacturing - 0.94%
Advanced Drainage Systems, Inc.	26,436	751,047

Primary Metal Manufacturing - 1.43%
General Cable Corp.	45,910	667,991
Mueller Industries, Inc.	15,165	482,399
		1,150,390
Printing and Related Support Activities - 1.06%
Bankrate, Inc. (a)	85,965	847,615

Professional, Scientific, and Technical Service - 1.54%
Convergys Corp.	54,712	1,236,491

Professional, Scientific, and Technical Services - 10.16%
2U, Inc. (a)	31,256	1,093,022
CEB, Inc.	10,230	732,673
Cimpress NV (a)(b)	16,088	1,125,838
Constant Contact, Inc. (a)	31,883	789,423
FTI Consulting, Inc. (a)	21,404	853,163
Gigamon, Inc. (a)	31,460	716,659
Ophthotech Corp. (a)	12,475	549,274
Pfenex, Inc. (a)	17,461	381,523
Quality Systems, Inc.	75,693	1,028,669
Sykes Enterprises, Inc. (a)	35,261	886,814
		8,157,058

Publishing Industries (except Internet) - 3.17%
Aspen Technology, Inc. (a)	30,481	1,154,316
ePlus, Inc. (a)	3,185	241,168
John Wiley & Sons, Inc.	11,000	567,160
News Corp.	42,175	583,280
		2,545,924
Rental and Leasing Services - 1.00%
Rent-A-Center, Inc.	29,885	803,608

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.99%
Associated Banc-Corp.	75,547	1,387,043
Eaton Vance Corp.	17,376	602,426
Investment Technology Group, Inc.	37,479	615,405
Janus Capital Group, Inc.	40,265	599,143
		3,204,017
Specialty Trade Contractors - 1.39%
Comfort Systems USA, Inc.	18,994	526,514
EMCOR Group, Inc.	12,821	590,919
		1,117,433
Telecommunications - 2.54%
Inteliquent, Inc.	12,983	237,849
NeuStar, Inc. - Class A (a)	39,622	1,107,434
Telephone & Data Systems, Inc.	24,536	697,804
		2,043,087
Transportation Equipment Manufacturing - 2.26%
HEICO Corp.	8,846	450,261
Thor Industries, Inc.	13,332	727,661
Wabash National Corp. (a)	51,750	632,903
		1,810,825
Truck Transportation - 0.73%
YRC Worldwide, Inc. (a)	35,100	586,521

Utilities - 3.54%
California Water Service Group	20,901	431,188
IDACORP, Inc.	9,072	538,605
Ormat Technologies, Inc.	30,233	1,064,201
Southwest Gas Corp.	14,704	810,043
		2,844,037
Wholesale Electronic Markets and Agents and Brokers - 1.01%
Tech Data Corp. (a)	12,459	812,825

Wood Product Manufacturing - 0.80%
Universal Forest Products, Inc.	10,632	638,558
TOTAL COMMON STOCKS (Cost $98,695,982)		98,127,669

REAL ESTATE INVESTMENT TRUSTS* - 12.07%
Ashford Hospitality Trust, Inc.	47,983	371,388
Corrections Corp. of America	50,674	1,488,802
DiamondRock Hospitality Co.	95,163	1,119,117
DuPont Fabros Technology, Inc.	57,724	1,542,963
FelCor Lodging Trust, Inc.	200,905	1,621,303
Piedmont Office Realty Trust, Inc.	44,476	754,313
Post Properties, Inc.	26,055	1,442,405
Weingarten Realty Investors	42,656	1,349,636
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,868,092)		9,689,927

SHORT-TERM INVESTMENTS - 2.13%
AIM STIT-STIC Prime Portfolio, 0.070% (c)	1,713,595	1,713,595
TOTAL SHORT-TERM INVESTMENTS (Cost $1,713,595)		1,713,595

Total Investments (Cost $111,277,669) - 136.43%		109,531,191
Liabilities in Excess of Other Assets - (36.43)%		(29,248,042)
TOTAL NET ASSETS - 100.00%		$80,283,149

Percentages are stated as a percent of net assets.

*	All or a portion of these securities, totaling $104,424,477, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown below represents the rate at August 31, 2015.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamoloze Vennootschap is the Dutch term for a public limited liability company.

Convergence Opportunities Fund
Schedule of Securities Sold Short
August 31, 2015 (Unaudited)

	Shares	Value
3D Systems Corp.	14,445	$198,330
Acadia Realty Trust	10,446	308,679
Acceleron Pharma, Inc.	4,755	137,800
Achillion Pharmaceuticals, Inc.	17,209	127,175
Acorda Therapeutics, Inc.	4,395	140,508
Actua Corp.	15,645	222,628
Aegerion Pharmaceuticals, Inc.	8,740	154,611
Allegheny Technologies, Inc.	7,500	144,825
Ambac Financial Group, Inc.	21,115	343,119
American Railcar Industries, Inc.	4,170	172,888
Apollo Education Group, Inc.	17,243	191,570
Applied Micro Circuits Corp.	35,760	209,196
Ardelyx, Inc.	8,146	154,610
Artisan Partners Asset Management, Inc.	3,945	161,232
Ascent Capital Group, Inc.	5,565	156,265
Astoria Finanacial Corp.	22,210	359,135
AtriCure, Inc.	8,494	207,763
Axiall Corp.	4,196	105,991
BGC Partners, Inc.	18,935	166,060
Bio-Techne Corp.	899	84,938
Black Knight Financial Services, Inc.	7,665	248,883
Boulder Brands, Inc.	36,175	296,635
Buffalo Wild Wings, Inc.	1,506	285,657
Cabela's, Inc.	4,633	208,346
Campus Crest Communities, Inc.	80,221	414,743
Cardiovascular Systems, Inc.	5,726	137,882
Casey's General Stores, Inc.	1,050	111,153
Cerus Corp.	43,780	217,149
Coupons.com, Inc.	23,725	221,592
Cray, Inc.	8,635	182,976
Cypress Semiconductor Corp.	22,580	225,800
Dave & Buster's Entertainment, Inc.	7,472	257,336
Dorian LPG Ltd. (a)	2,702	35,612
Dorman Products, Inc.	474	23,866
Eclipse Resources Corp.	33,250	128,013
Endologix, Inc.	17,073	221,607
Engility Holdings, Inc.	6,905	191,959
Epizyme, Inc.	9,010	180,200
FARO Technologies, Inc.	4,840	188,034
Federal-Mogul Holdings Corp.	15,120	139,104
FibroGen, Inc.	5,170	126,665
Fidelity & Guaranty Life	7,491	184,728
First Financial Bancorp	17,640	325,282
Flotek Industries, Inc.	14,060	275,013
Fluidigm, Corp.	7,200	87,768
Gannett Co, Inc.	9,730	127,560
GasLog Ltd. (a)	8,430	117,093
Genesee & Wyoming, Inc.	2,644	180,797
Genomic Health, Inc.	5,715	157,277
GNC Holdings, Inc.	4,330	202,644
Golar LNG Ltd. (a)	4,160	161,989
Green Dot Corp.	4,515	79,870

Greenlight Capital Re Ltd. (a)	6,586	167,943
GTT Communications, Inc.	9,345	205,497
Guess? Inc.	4,141	91,558
H&E Equipment Services, Inc.	9,860	204,201
HeartWare International, Inc.	2,326	199,106
Home BancShares, Inc.	9,175	349,752
Hortonworks, Inc.	8,330	197,921
Huron Consulting Group, Inc.	4,730	342,405
inContact, Inc.	10,689	80,702
Inovio Pharmaceuticals, Inc.	21,262	159,252
Inphi Corp.	2,958	70,223
Insulet Corp.	8,451	251,079
Interactive Brokers Group, Inc.	2,337	93,293
Ironwood Pharmaceuticals, Inc.	12,527	137,797
Joy Global, Inc.	6,580	159,368
Karyopharm Therapeutics, Inc.	6,325	87,665
Kearny Financial Corp.	26,150	296,803
Kforce, Inc.	12,840	343,984
Kirby Corp.	1,264	89,150
Knowles Corp.	10,201	166,072
Laclede Group, Inc.	1,887	99,898
Lattice Semiconductor Corp.	40,405	168,893
LDR Holdings Corp.	4,954	184,883
Liberty Broadband Corp. - Class A	2,322	126,479
Loral Space & Communications, Inc.	2,615	141,759
Lumentum Holdings, Inc.	3,295	65,043
Luminex Corp.	1,369	24,943
Memorial Resource Development Corp.	7,480	145,187
Men's Wearhouse, Inc.	2,973	167,826
MoneyGram International, Inc.	9,521	83,214
Motorcar Parts of America, Inc.	5,665	180,657
Nektar Therapeutics	14,770	163,209
Nevro Corp.	4,465	201,059
New Media Investment Group, Inc.	4,805	71,691
New Relic, Inc.	7,157	233,031
Nimble Storage, Inc.	9,465	252,337
NN, Inc.	6,945	168,138
Northwest Bancshares, Inc.	26,205	336,472
NOW, Inc.	9,505	162,155
NRG Yield, Inc.	22,768	365,654
Nu Skin Enterprises, Inc.	1,276	58,288
NxStage Medical, Inc.	14,775	256,641
Omeros Corp.	7,935	111,804
ORBCOMM, Inc.	11,290	68,756
Orbital ATK, Inc.	2,415	182,840
Orexigen Therapeutics, Inc.	31,975	88,571

Pacira Pharmaceuticals, Inc.	2,340	134,667
Par Petroleum Corp.	4,097	79,236
Parkway Properties, Inc.	39,855	631,303
Parsley Energy, Inc.	8,300	142,760
Piper Jaffray Companies	4,100	171,626
Potlatch Corp.	15,553	513,560
PriceSmart, Inc.	1,794	152,508
Primoris Services Corp.	10,035	184,343
PROS Holdings, Inc.	6,859	151,721
PTC Therapeutics, Inc.	3,027	115,601
Puma Biotechnology, Inc.	1,600	147,072
Raven Industries, Inc.	9,005	163,171
Rayonier Advanced Materials, Inc.	2,106	14,363
Retail Opportunity Investments, Corp.	14,286	227,576
Revlon, Inc.	1,253	41,775
Rice Energy, Inc.	6,860	133,427
RingCentral, Inc.	3,386	58,273
Ruckus Wireless, Inc.	18,690	211,571
Rush Enterprises, Inc.	7,270	185,530
Sangamo BioSciences, Inc.	16,410	124,060
Scientific Games Corp.	14,336	157,983
Sequential Brands Group, Inc.	26,720	437,406
South Jersey Industries, Inc.	5,255	126,646
Spectranetics Corp.	13,850	233,373
St. Joe Co.	41,573	725,448
Stratasys Ltd. (a)	5,940	182,120
Strayer Education, Inc.	4,265	222,803
Summit Materials, Inc.	4,892	114,766
SunPower Corp.	8,235	199,781
Synergy Resources Corp.	12,847	137,977
Tahoe Resources, Inc. (a)	16,082	134,606
Take-Two Interactive Software, Inc.	4,244	123,628
TerraForm Power, Inc.	17,815	400,837
TFS Financial Corp.	20,065	344,516
TimkenSteel Corp.	6,365	113,743
Titan International, Inc.	17,648	162,008
Travelport Worldwide Ltd. (a)	8,308	110,081
TreeHouse Foods, Inc.	3,510	278,589
Trinity Industries, Inc.	6,435	173,681
Tronox Ltd. (a)	15,215	122,481
TrueCar, Inc.	43,896	259,425
Union Bankshares Corp.	13,865	327,214
United Bankshares, Inc.	7,498	280,575
US Ecology, Inc.	7,158	357,613
Valley National Bancorp	33,050	312,653
Varonis Systems, Inc.	11,565	228,987
Veritiv Corp.	4,665	167,613
Versartis, Inc.	7,865	102,009
Vitamin Shoppe, Inc.	4,871	174,382
Wayfair, Inc.	5,555	207,202
Wix.com Ltd. (a)	11,200	221,200
XPO Logistics, Inc.	6,260	219,726
Yadkin Financial Corp.	15,509	322,897
Zendesk, Inc.	10,620	219,622
zulily, Inc.	15,540	275,835
Total Securities Sold Short (Proceeds $31,586,950)		$29,257,324

(a)	Foreign issued security.

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows*:

	Convergence Core Plus Fund	Convergence Opportunities Fund
Cost of investments	$295,165,781	$111,277,669
Gross unrealized appreciation on investments	20,366,106	5,404,466
Gross unrealized appreciation on short positions	7,123,269	3,355,782
Gross unrealized depreciation on investments	(11,066,820)	(7,150,944)
Gross unrealized depreciation on short positions	(876,748)	(1,026,156)
Net unrealized appreciation	$15,545,807	$583,148

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Funds' most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally considers to be the principal exchange on which the stock is traded.

Funds securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”). If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S.
Treasury Bills, having a maturity of 60 days or less are valued at amortized cost. If a short-term debt security has a maturity of 60 days, it is valued at market price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.
This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2015 in valuing the Funds' investments carried at fair value:

Convergence Core Plus Fund
	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$291,992,764	$-	$-	$291,992,764
Real Estate Investment Trusts	12,111,366	-	-	12,111,366
Total Equity	$304,104,130	$-	$-	$304,104,130

Short-Term Investments	$360,937	$-	$-	$360,937

Total Assets	$304,465,067	$-	$-	$304,465,067

Liabilities:
Securities Sold Short	$75,977,185	$-	$-	$75,977,185

Convergence Opportunities Fund
	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$98,127,669	$-	$-	$98,127,669
Real Estate Investment Trusts	9,689,927	-	-	9,689,927
Total Equity	$107,817,596	$-	$-	$107,817,596

Short-Term Investments	$1,713,595	$-	$-	$1,713,595

Total Assets	$109,531,191	$-	$-	$109,531,191

Liabilities:
Securities Sold Short	$29,257,324	$-	$-	$29,257,324

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Funds did not hold any investments during the period ended August 31, 2015 with significant unobservable inputs which would be classified as Level 3. During the period ended August 31, 2015, there were no transfers between levels for the Funds. It is the Funds's policy to record transfers between levels as of the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                                 John Buckel, President

Date           October 20, 2015                                                                       .

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                                   John Buckel, President

Date           October 20, 2015                                                                       .

By (Signature and Title)* /s/ Jennifer Lima
                                                   Jennifer Lima, Treasurer

Date           October 20, 2015                                                                       .

* Print the name and title of each signing officer under his or her signature.